Off-Balance Sheet Items - Schedule of Counter-guarantees, Classified by Type (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Other Preferred Guarantees Received	$ 23,167,028	$ 34,738,596